Business combinations - Summary of Purchase Consideration Cash Outflow (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 209
Cash	(1,141)
Net outflow of cash – investing activities	(932)
Suiteshare [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration	1,816
Cash	(106)
Net outflow of cash – investing activities	$ (1,710)